Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000161837 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161837 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | IonQ
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Hims & Hers Health
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | HealthEquity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Fluor
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Blueprint Medicines
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | AeroVironment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Brinker International
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000161837 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000161837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000161837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000161837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000161837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161837 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000161838 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161838 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | IonQ
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Hims & Hers Health
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | HealthEquity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Fluor
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Blueprint Medicines
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | AeroVironment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Brinker International
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000161838 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000161838 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000161838 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000161838 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000161838 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161838 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161838 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161838 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161838 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219329 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219329 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | IonQ
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Hims & Hers Health
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | HealthEquity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Fluor
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Blueprint Medicines
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | AeroVironment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Brinker International
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000219329 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000219329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000219329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000219329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000219329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219329 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%